Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New World Fund, Inc.
Entity Central Index Key	0001073330
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
New World Fund - Class A
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class A
Trading Symbol	NEWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 22.85% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class A (with sales charge) *	15.79%	5.15%	5.32%
New World Fund — Class A (without sales charge) *	22.85%	6.40%	5.94%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class C
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class C
Trading Symbol	NEWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.72%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 21.94% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class C (with sales charge) *	20.94%	5.60%	5.29%
New World Fund — Class C (without sales charge) *	21.94%	5.60%	5.29%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve
st
directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class T
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class T
Trading Symbol	TNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 23.15% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class T (with sales charge) 2	20.07%	6.11%	7.34%
New World Fund — Class T (without sales charge) 2	23.15%	6.65%	7.70%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
MSCI Emerging Markets Index 3	25.32%	3.93%	4.58%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-1
Trading Symbol	NWFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.87% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class F-1 *	22.87%	6.41%	5.96%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee w aiv
ers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-2
Trading Symbol	NFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.20% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class F-2 *	23.20%	6.71%	6.25%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-3
Trading Symbol	FNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 inv est ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.34% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	5 years	Since inception 1
New World Fund — Class F-3 2	23.34%	6.83%	8.33%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.65%
MSCI Emerging Markets Index 3	25.32%	3.93%	5.16%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-A
Trading Symbol	CNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investm e nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.81% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-A (with sales charge) *	18.51%	5.61%	5.52%
New World Fund — Class 529-A (without sales charge) *	22.81%	6.37%	5.90%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-C
Trading Symbol	CNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 194	1.75%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.91% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-C (with sales charge) *	20.91%	5.56%	5.49%
New World Fund — Class 529-C (without sales charge) *	21.91%	5.56%	5.49%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2023
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asse ts) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete
information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class 529-C shares decreased from 1.80% to 1.75% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class 529-C shares decreased from 1.80% to 1.75% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete
information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
New World Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-E
Trading Symbol	CNWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 132	1.19%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.57% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-E *	22.57%	6.16%	5.69%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net as sets) *Includes derivatives.
New World Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-T
Trading Symbol	TWNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.08% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-T (with sales charge) 2	20.00%	6.07%	7.30%
New World Fund — Class 529-T (without sales charge) 2	23.08%	6.60%	7.66%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
MSCI Emerging Markets Index 3	25.32%	3.93%	4.58%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-1
Trading Symbol	CNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.04% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-F-1 *	23.04%	6.59%	6.12%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-2
Trading Symbol	FNFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.21% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
New World Fund — Class 529-F-2 2	23.21%	5.61%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
MSCI Emerging Markets Index 3	25.32%	2.87%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-3
Trading Symbol	FWWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.22% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
New World Fund — Class 529-F-3 2	23.22%	5.65%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
MSCI Emerging Markets Index 3	25.32%	2.87%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee w ai
vers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-1
Trading Symbol	RNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 184	1.66%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.02% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
return
s
	1 year	5 years	10 years
New World Fund — Class R-1 *	22.02%	5.65%	5.16%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund sta tist ics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-2
Trading Symbol	RNWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 184	1.66%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.01% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ota
l returns
	1 year	5 years	10 years
New World Fund — Class R-2 *	22.01%	5.66%	5.20%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund s tati stics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-2E
Trading Symbol	RNEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.37% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
New World Fund — Class R-2E *	22.37%	5.97%	5.53%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-3
Trading Symbol	RNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 135	1.21%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.56% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 y e ar	5 years	10 years
New World Fund — Class R-3 *	22.56%	6.13%	5.67%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is un man
aged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-4
Trading Symbol	RNWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.93% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
New World Fund — Class R-4 *	22.93%	6.46%	6.00%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in m il lions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-5E
Trading Symbol	RNWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.17% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
re
turns
	1 year	5 years	Since inception 1
New World Fund — Class R-5E 2	23.17%	6.67%	7.86%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.19%
MSCI Emerging Markets Index 3	25.32%	3.93%	5.74%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (i n mil lions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-5
Trading Symbol	RNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.29% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
etu
rns
	1 year	5 years	10 years
New World Fund — Class R-5 *	23.29%	6.77%	6.32%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class R6
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-6
Trading Symbol	RNWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.35% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
et
urns
	1 year	5 years	10 years
New World Fund — Class R-6 *	23.35%	6.83%	6.37%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 62,294,000,000
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 293,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund stati sti cs
Fund net assets (in mill io ns)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.